Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 253,927	$ 289,676	$ 278,927	$ 202,107
Restricted cash - Carrying Amount	8,552	15,330
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,557,786)	(1,400,094)
Cash and cash equivalents - Fair Value	253,927	289,676
Restricted cash - Fair value	8,552	15,330
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,557,539)	$ (1,399,447)